Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill
The carrying amount of the Company’s goodwill included in its Balance Sheets is as follows:

	October 31, 2021	January 31, 2021
Gross Goodwill	$1,515.4	$1,452.7
Accumulated Impairment	—	—

Net Goodwill	$1,515.4	$1,452.7

The changes in the carrying amount of goodwill are as follows:

Nine Months Ended
October 31, 2021
Beginning Balance	$1,452.7
Goodwill acquired during the year	62.9
Goodwill adjusted during the year	(0.2)

Ending balance	$1,515.4

The carrying amount of the Company’s goodwill included in the Balance Sheets is as follows:

	January 31, 2021	February 2, 2020
Gross Goodwill	$1,452.7	$1,362.3
Accumulated Impairment	—	—

Net Goodwill	$1,452.7	$1,362.3

The changes in the carrying amount of goodwill is as follows:

	Fiscal Year Ended
	January 31, 2021	February 2, 2020
Beginning balance	$1,362.3	$1,307.1
Goodwill acquired during the year	90.1	55.4
Goodwill adjusted during the year	0.3	(0.2)

Ending balance	$1,452.7	$1,362.3

Schedule of net intangible assets
The Company’s intangible assets included in its Balance Sheets consist of the following:

	October 31, 2021			January 31, 2021
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,344.1	$446.7	$897.4	$1,276.8	$358.8	$918.0
Other intangible assets	3.8	1.9	1.9	2.6	1.4	1.2

Total	$1,347.9	$448.6	$899.3	$1,279.4	$360.2	$919.2

Intangible Assets
The Company’s intangible assets included in the Balance Sheets consist of the following:

	January 31, 2021			February 2, 2020
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,276.8	$358.8	$918.0	$1,157.1	$242.5	$914.6
Other intangible assets	2.6	1.4	1.2	1.7	0.3	1.4

Total	$1,279.4	$360.2	$919.2	$1,158.8	$242.8	$916.0

Schedule of amortization expense related to intangible assets
Amortization expense related to intangible assets was as follows:

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Amortization expense	$30.6	$29.6	$88.4	$87.8
Amortization expense related to intangible assets was as follows:

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Amortization expense	$117.5	$106.5	$95.9

Schedule of estimated aggregate amortization expense on intangible assets
The estimated aggregate amortization expense on intangible assets owned by the Company for the remainder of fiscal 2021 and the next four full fiscal years is expected to be as follows:

Fiscal 2021	$30.9
Fiscal 2022	116.7
Fiscal 2023	107.4
Fiscal 2024	99.2
Fiscal 2025	92.9

The estimated prospective aggregate amortization expense on intangible assets owned by the Company as of January 31, 2021, was expected to be as follows:

Fiscal 2021	114.7
Fiscal 2022	107.1
Fiscal 2023	98.8
Fiscal 2024	91.2
Fiscal 2025	85.5